Randy Legg
Vice President &
Assistant Counsel

August 29, 2005

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

            Re:   Oppenheimer Total Return Bond Fund
                  Registration No. 333-101878 File No. 811-21268

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent that, with respect to the Prospectus of the Registrant,  dated August 26, 2005, no changes were made to the  Prospectus  contained  in  Post-Effective  Amendment  No. 4 to the
Registrant's  Registration  Statement on Form N-1A, which was filed  electronically with the
Securities and Exchange Commission on August 25, 2005.

Very truly yours,

/s/ Randy Legg
---------------------------
Randy Legg
(303) 768-1026

Attachments

cc:  Ronald M. Feiman, Esq.
     Gloria LaFond

535_coverletter_497(j)(aug05).doc